Net Income/(Loss) Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income/(Loss) Per Share [Abstract]
Net income/(loss)	$ 560.5	$ (324.7)	$ (176.2)
Basic weighted-average number of Ordinary Shares outstanding	587.6	584.9	506.8
Basic net income/(loss) per Ordinary Share	$ 0.95	$ (0.56)	$ (0.35)
Diluted weighted-average number of Ordinary Shares outstanding	593.5	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$ 0.94	$ (0.56)	$ (0.35)
Stock options and RSUs outstanding	23.4	22.9	21.3